National Limited Maturity Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS


Tax-Exempt Investments -- 100.00%

Ratings (Unaudited)
-------------------   Principal
                      Amount
           Standard   (000
Moody's    & Poor's   omitted)  Security                    Value
-------------------------------------------------------------------------

Cogeneration -- 1.31%
-------------------------------------------------------------------------
NR        A+        $1,250     New Jersey Economic
                               Development Authority,
                               Vineland Cogeneration
                               Limited Partnership
                               Project (AMT), 7.875%,
                               6/1/19                       $  1,343,175
-------------------------------------------------------------------------
                                                            $  1,343,175
-------------------------------------------------------------------------

Education -- 7.24%
-------------------------------------------------------------------------
NR        NR        $1,500     Arizona Educational Loan
                               Marketing Corp., (AMT),
                               6.00%, 9/1/01                $  1,556,310

NR        NR         1,900     Arizona Educational Loan
                               Marketing Corp., (AMT),
                               6.25%, 6/1/06                   1,950,426

A         NR         1,000     Arizona Student Loan
                               Acquisition Authority,
                               (AMT), 7.625%, 5/1/10           1,080,430

A1        NR         1,730     Massachusetts Health and
                               Educational Facilities
                               Authority (Tufts
                               University), 7.40%, 8/1/18      1,828,420

Ba1       NR         1,000     New Hampshire Higher
                               Education and Health
                               Facilities Authority
                               (Colby-Sawyer College),
                               7.20%, 6/1/12                   1,012,640
-------------------------------------------------------------------------
                                                            $  7,428,226
-------------------------------------------------------------------------

Escrowed / Prerefunded -- 1.73%
-------------------------------------------------------------------------
Aaa       AAA       $1,500     Grand Ledge, MI, Public
                               School District, (MBIA),
                               Prerefunded to 5/1/04,
                               7.875%, 5/1/11               $  1,781,580
-------------------------------------------------------------------------
                                                            $  1,781,580
-------------------------------------------------------------------------

General Obligations -- 14.82%
-------------------------------------------------------------------------
Baa       BBB       $5,000     City of Detroit, Michigan,
                               6.50%, 4/1/02(1)             $  5,262,799

Ba1       BBB        1,000     Cleveland, OH, City
                               School District, 6.50%,
                               6/15/97                         1,001,290

NR        NR         1,800     Pennsylvania Economic
                               Development Authority,
                               Resource Recovery,
                               (Northampton Project)
                               (AMT), 6.75%, 1/1/07            1,821,006

Aa3       AA-        3,800     State of Connecticut,
                               5.375%, 5/15/12(2)              3,738,022

Baa       NR         3,270     Youngstown, OH, County
                               School District, 6.40%,
                               7/1/00                          3,391,055
-------------------------------------------------------------------------
                                                            $ 15,214,172
-------------------------------------------------------------------------

Hospitals -- 2.25%
-------------------------------------------------------------------------
Aa3       AA-       $2,500     Greenville, SC, Hospital
                               System (Board of
                               Trustees), 5.25%, 5/1/17     $  2,311,500
-------------------------------------------------------------------------
                                                            $  2,311,500
-------------------------------------------------------------------------

Housing -- 7.70%
-------------------------------------------------------------------------
A         NR        $1,005     Illinois Development
                               Finance Authority, Elderly
                               Housing, (Mattoon Tower -
                               Section 8), 6.35%, 7/1/10    $  1,013,854

Baa       NR         1,125     Illinois Development
                               Finance Authority, Elderly
                               Housing, (Rome Meadows),
                               6.40%, 2/1/03                   1,138,489

Baa       NR         1,145     Illinois Development
                               Finance Authority, Elderly
                               Housing, (Rome Meadows),
                               6.65%, 2/1/06                   1,160,103

NR        A          3,500     Maricopa County, AZ,
                               Industrial Development
                               Authority, Multifamily,
                               6.45%, 1/1/17                   3,568,915

NR        NR         1,025     Maricopa County, AZ,
                               Industrial Development
                               Authority, Multifamily,
                               7.876%, 1/1/11                  1,022,427
-------------------------------------------------------------------------
                                                            $  7,903,788
-------------------------------------------------------------------------

Industrial Development Revenue / Pollution Control Revenue
-- 13.50%
-------------------------------------------------------------------------
NR        NR        $  690     Austin, TX (Cargoport
                               Development LLC) (AMT),
                               7.50%, 10/1/07               $    691,387

NR        NR           455     Austin, TX (Cargoport
                               Development LLC) (AMT),
                               8.30%, 10/1/21                    459,696

A3        A-         2,450     Columbus, NC
                               (International Paper Co.),
                               5.80%, 12/1/16                  2,349,991

NR        NR         3,500     Jackson, TN, Solid Waste
                               Disposal (Owens-Corning
                               Fiberglass), (AMT), 6.25%,
                               3/31/04(1)                      3,532,655

NR        NR           500     Kimball, NE, Economic
                               Development Authority,
                               (Clean Harbors Inc.)
                               (AMT), 10.75%, 9/1/26             503,850

NR        NR         1,000     New Jersey Economic
                               Development Authority,
                               8.00%, 10/1/07                    994,900

NR        NR         1,000     New Jersey Economic
                               Development Authority
                               (Holt Hauling and
                               Warehouse), 7.80%, 12/15/16       997,920

                       See notes to financial statements

National Limited Maturity Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
------------------   Principal
                     Amount
          Standard   (000
Moody's   & Poor's   omitted)    Security                    Value
----------------------------------------------------------------------------

Industrial Development Revenue /
Pollution Control Revenue (continued)
----------------------------------------------------------------------------
NR        BBB        $2,000      Pennsylvania Economic
                                 Development Authority,
                                 Resource Recovery, (AMT),
                                 (Colver Project), 7.05%,
                                 12/1/10                     $   2,117,520

NR        NR          1,455      Santa Fe, NM (Crow Hobbs),
                                 8.25%, 9/1/05                   1,461,475

NR        NR            750      State of Ohio, Solid Waste
                                 (Republic Engineered
                                 Steel, Inc.) (AMT), 9.00%,
                                 6/1/21                            754,973
----------------------------------------------------------------------------
                                                             $  13,864,367
----------------------------------------------------------------------------


Insured Electric Utilities -- 2.87%
----------------------------------------------------------------------------
Aaa       AAA        $3,000      Municipal Electric
                                 Authority Georgia (AMBAC),
                                 5.375%, 1/1/10              $   2,949,510
----------------------------------------------------------------------------
                                                             $   2,949,510
----------------------------------------------------------------------------


Insured General Obligations -- 3.80%
----------------------------------------------------------------------------
Aaa       AAA        $2,000      Commonwealth of
                                 Massachusetts (FGIC),
                                 5.125%, 11/1/15             $   1,855,520

Aaa       AAA         2,250      Commonwealth of
                                 Massachusetts (MBIA),
                                 4.875%, 10/1/13                 2,043,090
----------------------------------------------------------------------------
                                                             $   3,898,610
----------------------------------------------------------------------------


Insured Housing -- 4.09%
----------------------------------------------------------------------------
Aaa       AAA        $2,115      Massachusetts Housing
                                 Finance Authority
                                 (Harborpoint Development),
                                 (AMBAC), (AMT), 6.20%,
                                 12/1/10                     $   2,174,855

Aaa       AAA         2,000      Massachusetts Housing
                                 Finance Authority, (MBIA),
                                 6.10%, 7/1/15                   2,027,140
----------------------------------------------------------------------------
                                                             $   4,201,995
----------------------------------------------------------------------------


Insured Special Tax Revenue -- 6.11%
----------------------------------------------------------------------------
Aaa       AAA        $3,000      Los Angeles County
                                 California Public Works
                                 (MBIA), 5.25%, 9/1/12       $   2,880,420

Aaa       AAA         3,500      Pennsylvania
                                 Intergovernmental
                                 Cooperative Authority
                                 (FGIC), 5.50%, 6/15/16          3,388,840
----------------------------------------------------------------------------
                                                             $   6,269,260
----------------------------------------------------------------------------


Insured Transportation -- 5.06%
----------------------------------------------------------------------------
Aaa       AAA        $3,000      Chicago, IL (O'Hare
                                 International Airport)
                                 (AMBAC), 5.50%, 1/1/16      $   2,840,280

Aaa       AAA        $2,270      Texas Turnpike Authority
                                 (FGIC), 6.00%, 1/1/03/(3)/  $   2,358,621
----------------------------------------------------------------------------
                                                             $   5,198,901
----------------------------------------------------------------------------


Life Care -- 6.59%
----------------------------------------------------------------------------
Baa2      BBB        $  805      Colorado Health Facilities
                                 Authority, (Rocky Mountain
                                 Adventist), 6.00%, 2/1/98   $     809,750

NR        A+          2,000      Illinois Health Facilities
                                 Authority, 6.125%, 8/15/10      1,943,380

Baa3      BB          1,570      Massachusetts Health and
                                 Educational Finance
                                 Authority (Milford
                                 Whitinsville Hospital),
                                 7.125%, 7/15/02                 1,586,108

Baa3      BBB-        1,915      Richardson, TX, Hospital
                                 Authority, (Richardson
                                 Medical Center), 6.50%,
                                 12/1/12                         1,940,699

NR        NR            475      Vermont State Industrial
                                 Development Authority,
                                 (Wake Robins), 8.00%,
                                 4/1/99                            482,847
----------------------------------------------------------------------------
                                                             $   6,762,784
----------------------------------------------------------------------------


Nursing Homes -- 9.09%
----------------------------------------------------------------------------
NR        NR         $1,105      Arizona Health Facilities
                                 Authority Assisted Living
                                 Facilites, (Mesa), 7.625%,
                                 1/1/06                      $   1,093,795

NR        A+          4,000      California Statewide
                                 Nursing Homes, (Pacific
                                 Homes), 5.90%, 4/1/09           4,034,239

NR        NR          1,000      Fairfield, OH, Economic
                                 Development  Revenue
                                 (Beverly Enterprises),
                                 8.50%, 1/1/03                   1,080,490

NR        NR          1,500      Massachusetts Industrial
                                 Finance Agency, Health
                                 Care Facilities (Age
                                 Institute of
                                 Massachusetts), 7.60%,
                                 11/1/05                         1,499,385

NR        NR          1,550      Saint Tammany Public Trust
                                 Finance Authority,
                                 Louisiana (Christwood),
                                 8.75%, 11/15/05                 1,621,176
----------------------------------------------------------------------------
                                                             $   9,329,085
----------------------------------------------------------------------------


Pooled Loans -- 0.98%
----------------------------------------------------------------------------
A         NR         $1,000      Arkansas State Student
                                 Loan Authority (AMT),
                                 6.25%, 6/1/10               $   1,005,080
----------------------------------------------------------------------------
                                                             $   1,005,080
----------------------------------------------------------------------------

                       See notes to financial statements

National Limited Maturity Municipals Portforlio as of March 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
-------------------  Principal
                     Amount
           Standard  (000                                        Value
Moody's    & Poor's  omitted)       Security
--------------------------------------------------------------------------------

Solid Waste -- 1.13%
--------------------------------------------------------------------------------
 NR        BBB-     $1,120          New Jersey Economic
                                    Development Authority,
                                    Heating and Cooling
                                    (Trigen-Trenton), (AMT),
                                    6.10%, 12/1/05               $   1,158,786
--------------------------------------------------------------------------------
                                                                 $   1,158,786
--------------------------------------------------------------------------------

Transportation -- 11.73%
--------------------------------------------------------------------------------
 Baa       BBB      $2,000          Denver, CO City and County
                                    Airport, (AMT), 7.00%,
                                    11/15/99                     $   2,108,060

 NR        NR        1,225          Eagle County, CO, Airport
                                    Terminal Corp. (American
                                    Airlines), (AMT), 6.75%,
                                    5/1/06                           1,252,403

 NR        NR        1,180          Los Angeles, CA, Regional
                                    Airport Improvement
                                    Corporate Lease,
                                    (TransWorld Airlines),
                                    6.125%, 5/15/00                  1,156,164

 A1        A+        3,000          Massachusetts State
                                    Turnpike Authority, 5.00%,
                                    1/1/20                           2,662,290

 Aa        A+        3,000          Triborough Bridge and
                                    Tunnel Authority, 5.30%,
                                    1/1/17                           2,823,030

 Aa2       AA        2,000          Wisconsin Housing and
                                    Economic Development
                                    Authority, 6.45%, 9/1/27         2,038,700
--------------------------------------------------------------------------------
                                                                 $  12,040,647
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100%
    (identified cost, $101,840,272)                              $ 102,661,466
--------------------------------------------------------------------------------

/(1)/ Security has been segregated to cover when-issued securities.

/(2)/ Security has been segregated to cover margin requirements on open financial futures contracts.

/(3)/ When-issued security.

    AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk of such economic developments, at March 31, 1997, 23.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 7.4% to 8.5% of total investments.

At March 31, 1997 the concentration of the Portfolio's investments in the various states, determined as a percentage of total investments is as follows:

                  Massachusetts                                     15%
                  Arizona                                           10%
                  Others, representing less than 10% individually   75%


                       See notes to financial statements

National Limited Maturity Municipals Portfolio as of March 31, 1997

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of March 31, 1997
Assets
--------------------------------------------------------------------------
Investments, at value (Note 1A)
    (identified cost, $101,840,272)                         $102,661,466
Cash                                                                 704
Receivable for investments sold                                1,594,030
Interest receivable                                            2,142,095
Receivable for variation margin on open financial
    futures contracts (Note 1E)                                    7,633
Deferred organization expenses (Note 1D)                           2,687
--------------------------------------------------------------------------
Total assets                                                $106,408,615
--------------------------------------------------------------------------
Liabilities
--------------------------------------------------------------------------
Payable for when-issued securities (Note 1G)                $  2,325,933
Demand note payable (Note 3)                                   1,569,000
Payable to affiliate - Trustees' fees (Note 2)                     2,256
Accrued expenses                                                   7,910
--------------------------------------------------------------------------
Total liabilities                                           $  3,905,099
--------------------------------------------------------------------------
Net Assets applicable to investors' interest in
    Portfolio                                               $102,503,516
--------------------------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------------------------
Net proceeds from capital contributions
    and withdrawals                                         $101,543,559
Net unrealized appreciation of investments and
    financial futures contracts (computed on the
    basis of identified cost)                                    959,957
--------------------------------------------------------------------------
Total                                                       $102,503,516
--------------------------------------------------------------------------
Statement of Operations

For the Year Ended
March 31, 1997
Investment Income
--------------------------------------------------------------------------
Interest income                                             $  7,212,252
--------------------------------------------------------------------------
Total income                                                $  7,212,252
--------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------
Investment adviser fee (Note 2)                             $    575,268
Compensation of Trustees not members of the
    Investment Adviser's organization (Note 2)                     8,729
Custodian fee                                                     66,720
Legal and accounting services                                     24,420
Bond pricing                                                      10,848
Amortization of organization expenses (Note 1D)                    2,467
Miscellaneous                                                     31,222
--------------------------------------------------------------------------
Total expenses                                              $    719,674
--------------------------------------------------------------------------

Deduct --
    Reduction of custodian fee (Note 1H)                    $     26,132
--------------------------------------------------------------------------
Total expense reductions                                    $     26,132
--------------------------------------------------------------------------

Net expenses                                                $    693,542
--------------------------------------------------------------------------

Net investment income                                       $  6,518,710
--------------------------------------------------------------------------
Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)         $    108,501
    Financial futures contracts                               (1,238,242)
--------------------------------------------------------------------------
Net realized loss on investments                            $ (1,129,741)
--------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments                                             $   (288,902)
    Financial futures contracts                                  138,763
--------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)        $   (150,139)
--------------------------------------------------------------------------

Net realized and unrealized loss on investments             $ (1,279,880)
--------------------------------------------------------------------------

Net increase in net assets from operations                  $  5,238,830
--------------------------------------------------------------------------

                       See notes to financial statements

National Limited Maturity Municipals Portfolio as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


Increase (Decrease)                 Year Ended            Year Ended
in Net Assets                       March 31, 1997        March 31, 1996
--------------------------------------------------------------------------------
From operations --
    Net investment income             $  6,518,710          $   7,759,487
    Net realized gain (loss)
        on investments                  (1,129,741)             1,454,592
    Net change in unrealized
        appreciation
        (depreciation)                    (150,139)              (359,938)
--------------------------------------------------------------------------------

Net increase in net assets
    from operations                   $  5,238,830          $   8,854,141
--------------------------------------------------------------------------------

Capital transactions --
    Contributions                     $  8,914,088          $  15,935,762
    Withdrawals                        (46,425,770)           (59,634,339)
--------------------------------------------------------------------------------

Net decrease in net assets
    from capital transactions         $(37,511,682)         $ (43,698,577)
--------------------------------------------------------------------------------

Net decrease in net assets            $(32,272,852)         $ (34,844,436)
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of year                  $134,776,368          $ 169,620,804
--------------------------------------------------------------------------------
At end of year                        $102,503,516          $ 134,776,368
--------------------------------------------------------------------------------


                       See notes to financial statements

National Limited Maturity Municipals Portfolio as of March 31, 1997

FINANCIAL STATEMENTS CONT'D
Supplementary Data


                                                                            Year Ended March 31,
                                                      -----------------------------------------------------------------
                                                        1997              1996              1995               1994*
-----------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------------
Expenses (1)                                            0.60%             0.57%             0.53%              0.52%+
Expenses after custodian fee reduction                  0.58%             0.56%               --                 --
Net investment income                                   5.45%             5.08%             5.02%              4.74%+
Portfolio Turnover                                        68%               68%               56%                21%
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)              $102,504          $134,776          $169,621          $ 177,842
-----------------------------------------------------------------------------------------------------------------------

+   Annualized.
*   For the period from the start of business, May 3, 1993, to March 31, 1994.
(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

National Limited Maturity Municipals Portfolio as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS


1   Significant Accounting Policies
   -----------------------------------------------------------------------------
    National Limited Maturity Municipals Portfolio (the Portfolio) seeks to provide (1) a high level of income exempt from regular federal income tax and (2) limited principal fluctuation. The Portfolio is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

    B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

    C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

    D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

    E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

    F Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction is greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

    G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

    H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

National Limited Maturity Municipals Portfolio as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D


    I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    J Other -- Investment transactions are accounted for on a trade date basis.

2   Investment Adviser Fee and Other Transactions with Affiliates
   -----------------------------------------------------------------------------
    The investment adviser fee is earned by Boston Management and Research
    (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended March 31, 1997, the fee was equivalent to 0.48% of the Portfolio's average net assets for such period and amounted to $575,268. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 1997, no significant amounts have been deferred.

3   Line of Credit
   -----------------------------------------------------------------------------
    The Portfolio participates with other portfolios and funds managed by BMR and EVM in a committed $120 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the bank's adjusted certificate of deposit rate, eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 1997, the Portfolio had a balance outstanding pursuant to this line of credit of $1,569,000. The Portfolio did not have any significant borrowings or allocated fees during the period.

4   Investments
   -----------------------------------------------------------------------------
    Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $82,251,588 and $116,331,586, respectively.

5   Federal Income Tax Basis of Investments
   -----------------------------------------------------------------------------
    The cost and unrealized appreciation/depreciation in value of the investments owned at March 31, 1997, as computed on a federal income tax basis, were as follows:

    Aggregate cost                                           $  101,840,272
   -----------------------------------------------------------------------------
    Gross unrealized appreciation                            $    1,485,488

    Gross unrealized depreciation                                  (664,294)
   -----------------------------------------------------------------------------

    Net unrealized appreciation                              $      821,194
   -----------------------------------------------------------------------------

6   Financial Instruments
   -----------------------------------------------------------------------------
    The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 1997 were as follows:

       Futures
       Contracts                                              Net Unrealized
       Expiration Date   Contracts                  Position  Appreciation
   -----------------------------------------------------------------------------
       6/97              50  U.S. Treasury Bonds    Short     $     138,763
   -----------------------------------------------------------------------------

National Limited Maturity Municipals Portfolio as of March 31, 1997

INDEPENDENT AUDITORS' REPORT


To the Trustees and Investors of
National Limited Maturity Municipals Portfolio:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of National Limited Maturity Municipals Portfolio as of March 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1997 and 1996 and the supplementary data for each of the years in the three year period ended March 31, 1997 and for the period from the start of business, May 3, 1993 to March 31, 1994. These financial statements and supplementary data are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of March 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data present fairly, in all material respects, the financial position of National Limited Maturity Municipals Portfolio at March 31, 1997, the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods, in conformity with generally accepted accounting principles.



                                  DELOITTE & TOUCHE LLP
                                  Boston, Massachusetts
                                  May 2, 1997

EV Classic National Limited Maturity Municipals Fund as of March 31, 1997

INVESTMENT MANAGEMENT


National Limited Maturity Municipals Portfolio

                   Officers                           Independent Trustees
                   Thomas J. Fetter                   Donald R. Dwight
                   President                          President, Dwight Partners, Inc.
                                                      Chairman, Newspapers of New England, Inc.
                   James B. Hawkes
                   Vice President and Trustee         Samuel L. Hayes, III
                                                      Jacob H. Schiff Professor of Investment
                   Robert B. MacIntosh                Banking, Harvard University Graduate School of Business Administration
                   Vice President
                                                      Norton H. Reamer
                   William H. Ahern, Jr.              President and Director, United Asset
                   Vice President and                 Management Corporation
                   Portfolio Manager
                                                      John L. Thorndike
                   James L. O'Connor                  Formerly Director, Fiduciary Company Incorporated
                   Treasurer
                                                      Jack L. Treynor
                   Thomas Otis                        Investment Adviser and Consultant
                   Secretary